LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Schedule of Obligation Recognized for Post-Employment Defined Benefit Plans
The amounts recognized in the statement of financial position, in respect of a defined benefit plan (see note 2(k)(i)(2)) and changes during the year in the obligation recognized for post-employment defined benefit plans were as follows:

	New Israeli Shekels in millions
	Present value of obligation	Fair value of plan assets	Total
At January 1, 2019	144	(104)	40
Current service cost	12		12
Interest expense (income)	4	(2)	2
Employer contributions		(9)	(9)
Benefits paid	(14)	10	(4)
Remeasurements:
Experience loss	4		4
Return on plan assets		(2)	(2)
At December 31, 2019	150	(107)	43
Current service cost	10		10
Interest expense (income)	4	(2)	2
Employer contributions		(8)	(8)
Benefits paid	(8)	4	(4)
Remeasurements:
Experience loss	(2)		(2)
Return on plan assets		1	1
At December 31, 2020	154	(112)	42

Schedule of Principal Actuarial Assumptions
The principal actuarial assumptions used were as follows:

	December 31
	2019	2020
Interest rate weighted average	2.33%	2.12%
Inflation rate weighted average	1.49%	0.97%
Expected turnover rate	9%-56%	9%-56%
Future salary increases	1%-6%	1%-6%

Schedule of Sensitivity of Defined Benefit Obligation to Changes
The sensitivity of the defined benefit obligation to changes in the principal assumptions is:

	December 31, 2020
	NIS in millions
	Increase of 10% of the assumption	Decrease of 10% of the assumption
Interest rate	(0.7)	0.5
Expected turnover rate	0.1	(0.1)
Future salary increases	0.5	(0.5)

Schedule of Expected Maturity Analysis of Undiscounted Defined Benefits	Expected maturity analysis of undiscounted defined benefits as at December 31, 2020:
NIS in millions
2021	23
2022	22
2023	13
2024 and 2025	21
2026 and thereafter	86
165